Expense Example, No Redemption - CAPITAL WORLD BOND FUND	Feb. 28, 2025 USD ($)
Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 176
Expense Example, No Redemption, 3 Years	545
Expense Example, No Redemption, 5 Years	939
Expense Example, No Redemption, 10 Years	1,845
Class 529-C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	177
Expense Example, No Redemption, 3 Years	548
Expense Example, No Redemption, 5 Years	944
Expense Example, No Redemption, 10 Years	$ 1,592